Net loss per share - Computation of Basic and Diluted Net Loss Per Share (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 09, 2025	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares
Earnings per share [abstract]
Net loss attributable to shareholders of the parent entity, basic | $		$ (842,448)	$ (1,193,079)
Net loss attributable to shareholders of the parent entity, diluted | $		$ (842,448)	$ (1,193,079)
Weighted-average number of common shares outstanding, basic (in shares) | shares		3,978,760,000	2,114,848,000
Weighted-average number of common shares outstanding, diluted (in shares) | shares		3,978,760,000	2,114,848,000
Net loss per share - basic (in dollars per share) | $ / shares		$ (0.21)	$ (0.56)
Net loss per share - diluted (in dollars per share) | $ / shares		$ (0.21)	$ (0.56)
Conversion ratio	0.033333